Long-term loan - Vedanta (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Long-term loan	$ 14,818	$ 0	$ 0
Vedanta [Member]
Disclosure of detailed information about borrowings [line items]
Long-term loan	14,818
Vedanta [Member] | Principal
Disclosure of detailed information about borrowings [line items]
Long-term loan	15,000
Vedanta [Member] | Unamortized loan discount and issuance costs
Disclosure of detailed information about borrowings [line items]
Long-term loan	(182)
Vedanta [Member] | 2021
Disclosure of detailed information about borrowings [line items]
Long-term loan	0
Vedanta [Member] | 2021 | Principal
Disclosure of detailed information about borrowings [line items]
Long-term loan	0
Vedanta [Member] | 2021 | Unamortized loan discount and issuance costs
Disclosure of detailed information about borrowings [line items]
Long-term loan	0
Vedanta [Member] | 2022
Disclosure of detailed information about borrowings [line items]
Long-term loan	1,491
Vedanta [Member] | 2022 | Principal
Disclosure of detailed information about borrowings [line items]
Long-term loan	1,491
Vedanta [Member] | 2022 | Unamortized loan discount and issuance costs
Disclosure of detailed information about borrowings [line items]
Long-term loan	0
Vedanta [Member] | 2023
Disclosure of detailed information about borrowings [line items]
Long-term loan	4,721
Vedanta [Member] | 2023 | Principal
Disclosure of detailed information about borrowings [line items]
Long-term loan	4,721
Vedanta [Member] | 2023 | Unamortized loan discount and issuance costs
Disclosure of detailed information about borrowings [line items]
Long-term loan	0
Vedanta [Member] | 2024
Disclosure of detailed information about borrowings [line items]
Long-term loan	5,112
Vedanta [Member] | 2024 | Principal
Disclosure of detailed information about borrowings [line items]
Long-term loan	5,112
Vedanta [Member] | 2024 | Unamortized loan discount and issuance costs
Disclosure of detailed information about borrowings [line items]
Long-term loan	0
Vedanta [Member] | 2025
Disclosure of detailed information about borrowings [line items]
Long-term loan	3,676
Vedanta [Member] | 2025 | Principal
Disclosure of detailed information about borrowings [line items]
Long-term loan	3,676
Vedanta [Member] | 2025 | Unamortized loan discount and issuance costs
Disclosure of detailed information about borrowings [line items]
Long-term loan	$ 0